GOODWILL AND INTANGIBLE ASSETS, NET - Schedule of carrying amount of goodwill (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Goodwill
Goodwill, Beginning Balance			$ 5,216,788	$ 1,728,108	$ 1,728,108	$ 2,246,619
Acquisitions					3,488,680	1,049,798
Impairment	$ 0	$ 0	0	0		$ (1,568,309)
Goodwill, Impairment Loss, Statement of Income or Comprehensive Income [Extensible Enumeration]						Goodwill and Intangible Asset Impairment
Goodwill, Ending Balance	$ 2,604,288		2,604,288		5,216,788	$ 1,728,108
Owned Service Network
Goodwill
Goodwill, Beginning Balance			4,426,337	937,657	937,657	2,246,619
Acquisitions					3,488,680	259,347
Impairment						(1,568,309)
Goodwill, Ending Balance					4,426,337	937,657
Logistics
Goodwill
Goodwill, Beginning Balance			$ 790,451	$ 790,451	790,451
Acquisitions						790,451
Goodwill, Ending Balance					$ 790,451	$ 790,451